Earnings per Share (Tables)	6 Months Ended
Jul. 31, 2021
Earnings per share [abstract]
Disclosure of Detailed Information About Earning Loss Per Share

(a)	Basic and diluted loss per share

	6 months to 31 July 2021 US $	6 months to 31 July 2020 US $
From continuing operations attributable to the ordinary equity holders of the company	(0.045)	(0.379)
From discontinued operations attributable to the ordinary equity holders of the company	(0.021)	(0.515)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(0.066)	(0.894)

All convertible notes and warrants issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended July 31, 2021 and July 31, 2020. These notes could potentially dilute earnings/loss per share in the future.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

(b)	Reconciliation of loss used in calculating earnings per share

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s
Basic and diluted loss per share
Loss from continuing operations attributable to the ordinary equity holders of the Group used in calculating basic earnings per share	(33,200)	(4,899)
Loss from discontinuing operations attributable to the ordinary equity holders of the Group used in calculating basic earnings per share	(15,567)	(6,659)
	(48,767)	(11,558)

(c)	Weighted average number of shares used as the denominator

	31 July 2021 Number	31 July 2020 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	733,230,584	12,921,978